CUSTOMER DEPOSITS - Concentration of Deposits Received (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 173,341,149	$ 234,470,422
Concentrations of Deposits Percentage	100.00%	100.00%
Individuals [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 36,618,776	$ 49,728,304
Concentrations of Deposits Percentage	21.10%	21.20%
Financial [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 29,871,901	$ 34,729,994
Concentrations of Deposits Percentage	17.20%	14.80%
Government and Colombian Government entities [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 19,655,737	$ 19,302,161
Concentrations of Deposits Percentage	11.30%	8.20%
Services [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 16,143,899	$ 26,808,490
Concentrations of Deposits Percentage	9.30%	11.40%
Insurance [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 10,206,023	$ 7,017,685
Concentrations of Deposits Percentage	5.90%	3.00%
Commerce [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 10,030,824	$ 36,427,804
Concentrations of Deposits Percentage	5.80%	15.50%
Manufacturing [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 3,689,037	$ 5,761,688
Concentrations of Deposits Percentage	2.10%	2.50%
Real estates [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 3,109,595	$ 4,410,650
Concentrations of Deposits Percentage	1.80%	1.90%
Agriculture and livestock [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 2,314,989	$ 2,588,497
Concentrations of Deposits Percentage	1.30%	1.10%
Transport [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 1,849,662	$ 2,134,067
Concentrations of Deposits Percentage	1.10%	0.90%
Exploitation of mines and quarries [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 1,700,628	$ 2,412,425
Concentrations of Deposits Percentage	1.00%	1.00%
Education [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 1,438,654	$ 1,577,282
Concentrations of Deposits Percentage	0.80%	0.70%
Artistic, entertainment and recreation activities [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 1,035,984	$ 732,304
Concentrations of Deposits Percentage	0.60%	0.30%
Telecommunications [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 895,281	$ 2,126,723
Concentrations of Deposits Percentage	0.50%	0.90%
Colombian municipalities [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 433,063	$ 443,543
Concentrations of Deposits Percentage	0.20%	0.20%
Foreign governments [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 425,450	$ 931,011
Concentrations of Deposits Percentage	0.20%	0.40%
Tourism [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 25	$ 558,777
Concentrations of Deposits Percentage	0.10%	0.20%
Other [member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 33,921,621	$ 36,779,017
Concentrations of Deposits Percentage	19.70%	15.80%